Fees Summary	Jun. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,634,885,000.00
Total Fee Amount	225,777.62
Total Offset Amount	0.00
Net Fee	$ 225,777.62
Offering Table N/A
Offset Table N/A	N/A